Financial instruments - fair values and risk management (Tables)	6 Months Ended
Jun. 30, 2026
Financial instruments - fair values and risk management.
Schedule of financial assets

	June 30, 2026	December 31, 2025
Financial assets at amortized cost
Trade receivables	30,226	31,743
Cash	78,242	62,908
Loans receivable	510	1,490
Other investments - current	38,010	45,408
Total	146,988	141,549

	June 30, 2026	December 31, 2025
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	5,239	—
Other investments - non-current - fair value through other comprehensive income - Level 1	3,243	3,341
Other investments - non-current - fair value through profit or loss - Level 1	15,770	13,074
Total	24,252	16,415

Schedule of financial liabilities

	June 30, 2026	December 31, 2025
Financial liabilities not measured at fair value
Trade and other payables	27,742	25,138
Total	27,742	25,138

	June 30, 2026	December 31, 2025
Financial liabilities measured at fair value
Share warrant obligations - Level 1	150	362
Total	150	362

Schedule of maximum exposure to credit risk at the reporting date

	June 30, 2026	December 31, 2025
Loans receivables	510	1,490
Trade receivables	30,226	31,743
Cash	78,242	62,908
Other investments - current	43,249	45,408
Other investments - non-current	19,013	16,415

Schedule of exposure to credit risk

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
December 31, 2025	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.05%	33,203	(15)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			34,650	(1,462)

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
June 30, 2026	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.03%	30,643	(8)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			32,090	(1,455)

Schedule of contractual maturities of non-derivative financial liabilities

December 31, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,087	1,136	228	618	290
Trade and other payables	25,138	25,138	25,138	—	—
	26,225	26,274	25,366	618	290

June 30, 2026	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,737	1,812	251	1,120	441
Trade and other payables	27,742	27,742	27,742	—	—
	29,479	29,554	27,993	1,120	441

Schedule of contractual maturities of derivatives financial liabilities

December 31, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	362	362	—	—	362
Put option liability	15,002	15,002	15,002	—	—
	15,364	15,364	15,002	—	362

June 30, 2026	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	150	150	—	150	—
Put option liability	15,002	15,002	15,002	—	—
	15,152	15,152	15,002	150	—

Schedule of exposure to foreign currency risk

			Armenian	Kazakhstani	United Arab	British
December 31, 2025	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen	Hong Kong dollar
Assets
Loans receivable	156	—	1	—	—	—	—	—
Trade and other receivables	3,540	—	—	8	—	—	—	—
Cash	23,283	101	551	1,053	—	—	—	—
	26,979	101	552	1,061	—	—	—	—
Liabilities
Lease liabilities	(831)	—	(256)	—	—	—	—	—
Trade and other payables	(5,182)	—	(1,035)	(74)	—	(42)	(34)	—
	(6,013)	—	(1,291)	(74)	—	(42)	(34)	—
Net exposure	20,966	101	(739)	987	—	(42)	(34)	—

			Armenian	Kazakhstani	United Arab	British
June 30, 2026	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen	Hong Kong dollar
Assets
Loans receivable	174	—	—	—	—	—	—	—
Trade and other receivables	7,354	—	12	5	—	—	—	1,777
Cash	20,190	102	73	1,127	—	—	—	—
	27,718	102	85	1,132	—	—	—	1,777
Liabilities
Lease liabilities	(1,460)	—	(276)	—	—	—	—	—
Trade and other payables	(6,805)	—	(1,649)	(174)	—	—	(95)	—
	(8,265)	—	(1,925)	(174)	—	—	(95)	—
Net exposure	19,453	102	(1,840)	958	—	—	(95)	1,777

Schedule of sensitivity analysis

	Strengthening of	Weakening of US$
December 31, 2025	US$ by 10%	by 10%
Euro	(2,097)	2,097
Russian Ruble	(10)	10
Armenian Dram	74	(74)
Kazakhstani Tenge	(99)	99
United Arab Emirates dirham	—	—
British pound sterling	4	(4)
Japanese yen	3	(3)
	(2,125)	2,125

	Strengthening of	Weakening of US$
June 30, 2026	US$ by 10%	by 10%
Euro	(1,945)	1,945
Russian Ruble	(10)	10
Armenian Dram	184	(184)
Kazakhstani Tenge	(96)	96
United Arab Emirates dirham	—	—
Hong Kong dollar	(178)	178
Japanese yen	10	(10)
	(2,035)	2,035

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option
	obligation	liability
Balance at January 1, 2025	365	15,002
Net change in fair value	(100)	—
Balance at June 30, 2025	265	15,002

	Share warrant	Put option
	obligation	liability
Balance at January 1, 2026	362	15,002
Net change in fair value	(212)	—
Balance at June 30, 2026	150	15,002